CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Accumulated Comprehensive Income	Total
Balances at beginning at Dec. 31, 2016	$ 1,612	$ 12,353,363	$ (17,262,464)		$ (4,907,489)
Balances at beginning (in shares) at Dec. 31, 2016	16,120,860
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for exercise of warrants	$ 67	6,676			6,743
Shares issued for exercise of warrants (in shares)	676,884
Purchase and retirement of common stock
Share based compensation		1,166			1,166
Net loss			(3,022,207)		(3,022,207)
Balances at ending at Dec. 31, 2017	$ 1,679	12,361,205	(20,284,671)		(7,921,787)
Balances at ending (in shares) at Dec. 31, 2017	16,797,744
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in private placement	$ 665	4,031			4,696
Issuance of shares in private placement (in shares)	6,648,586
Net loss			(1,571,469)		(1,571,469)
Balances at ending at Mar. 31, 2018	$ 2,344	12,365,236	(21,856,140)		(9,488,560)
Balances at ending (in shares) at Mar. 31, 2018	23,446,330
Balances at beginning at Dec. 31, 2017	$ 1,679	12,361,205	(20,284,671)		(7,921,787)
Balances at beginning (in shares) at Dec. 31, 2017	16,797,744
Balances at beginning at Dec. 31, 2017	$ 1,679	12,361,205	(20,284,671)		(7,921,787)
Balances at beginning (in shares) at Dec. 31, 2017	16,797,744
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in private placement	$ 665	4,031			4,696
Issuance of shares in private placement (in shares)	6,648,586
Issuance of shares in conversion of debt	$ 202	4,002,816			4,003,018
Issuance of shares in conversion of debt (in shares)	2,017,402
Reclassification of derivative liability		1,141,995			1,141,995
Purchase and retirement of common stock	(3,260)				3,260
Purchase and retirement of common stock (in shares)	(32,600,000)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization	$ 5,760	(18,313)			(12,553)
Effect of merger and recapitalization pursuant to execution of Agreement and Plan of Merger and Reorganization (in shares)	57,600,000
Net loss			(12,096,864)		(12,096,864)
Balances at ending at Dec. 31, 2018	$ 5,046	17,491,734	(32,381,535)		(14,884,755)
Balances at ending (in shares) at Dec. 31, 2018	50,463,732
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation		47,023			47,023
Comprehensive income				4,661	4,661
Net loss			(5,823,725)		(5,823,725)
Balances at ending at Mar. 31, 2019	$ 5,046	$ 17,538,757	$ (38,205,260)	$ 4,661	$ (20,656,796)
Balances at ending (in shares) at Mar. 31, 2019	50,463,732